Share-based payments - Share options and awards (Details) - GBP (£) £ / shares in Units, shares in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share value plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[1],[2]	£ 2.3	£ 1.66
Weighted average share price at exercise/ release during year	[1],[2]	£ 2.29	£ 1.66
Weighted average remaining contractual life in years		1 year	1 year
Number of options/ awards outstanding	[1],[2]	191,610	406,016	386,470
Deferred share value plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[1],[2]	£ 2.26	£ 0
Weighted average share price at exercise/ release during year	[1],[2]	£ 2.06	£ 0
Weighted average remaining contractual life in years		1 year	0 years
Number of options/ awards outstanding	[1],[2]	125,399	0	0
Others [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/ awards outstanding	[2],[3]	210,160	205,129	166,975
Others [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[2]	£ 0.41	£ 1.67
Weighted average share price at exercise/ release during year	[2]	£ 1.99	£ 1.88
Weighted average remaining contractual life in years		0 years	0 years
Others [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[2]	£ 2.3	£ 0.61
Weighted average share price at exercise/ release during year	[2]	£ 2.3	£ 1.65
Weighted average remaining contractual life in years		3 years	3 years

[1]	Nil cost award and therefore the weighted average exercise price was nil.
[2]	Options/award granted over Barclays PLC shares.
[3]

The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 10,121,109 ). The weighted average exercise price relates to Sharesave.